UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:   Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Annual Report, December 31, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2008, Master Enhanced Small Cap Series (the “Series”) generated a return that trailed that of the benchmark Standard & Poor’s (S&P) SmallCap 600 Index, as the Series had a return of (32.88)% compared to (31.07)% for the Index. Performance from both our stock selection and stock substitution strategies detracted from results for the period.

Describe the market environment.

•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

•

In this environment, all 10 sectors within the S&P SmallCap 600 Index posted negative returns. Losses were most prominent in telecommunication services, which lost 52.4% for the year. Materials and energy were also hit hard, declining 47.9% and 45.9%, respectively. At the top was the defensive utilities sector, which posted a comparatively smaller loss of 3.8%.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index.

•

In May, following extensive research, we introduced a new signal—earnings sustainability—in all enhanced index portfolios. The earnings sustainability signal has made a positive contribution since inclusion in the portfolio. As volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced Small Cap Series
Portfolio Information as of December 31, 2008

Sector Allocation	Percent of Long-Term Investments

Financials	21%
Industrials	18
Information Technology	17
Health Care	14
Consumer Discretionary	13
Utilities	5
Energy	4
Materials	4
Consumer Staples	3
Other*	1

* Includes portfolio holdings in exchange-traded funds.

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including futures and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.7%	AAR Corp. (a)	8,700	$160,167
	Applied Signal Technology, Inc.	4,300	77,142
	Axsys Technologies, Inc. (a)	300	16,458
	Ceradyne, Inc. (a)	11,150	226,456
	Cubic Corp.	14,400	391,680
	Curtiss-Wright Corp.	14,000	467,460
	Esterline Technologies Corp. (a)	9,000	341,010
	Moog, Inc. Class A (a)	13,325	487,295
	Orbital Sciences Corp. (a)	38,900	759,717
	Teledyne Technologies, Inc. (a)	21,400	953,370
	Triumph Group, Inc.	6,800	288,728

			4,169,483

Air Freight & Logistics - 0.5%	Forward Air Corp.	5,300	128,631
	HUB Group, Inc. Class A (a)	24,500	649,985

			778,616

Airlines - 0.4%	SkyWest, Inc.	37,300	693,780

Auto Components - 0.2%	Drew Industries, Inc. (a)	20,300	243,600
	Spartan Motors, Inc.	8,200	38,786
	Superior Industries International, Inc.	8,200	86,264

			368,650

Automobiles - 0.1%	Winnebago Industries, Inc.	12,900	77,787

Beverages - 0.2%	Boston Beer Co., Inc. Class A (a)	3,500	99,400

Biotechnology - 1.1%	Cubist Pharmaceuticals, Inc. (a)	22,600	546,016
	Genentech, Inc. (a)	3,600	298,476
	Martek Biosciences Corp. (a)	13,800	418,278
	Regeneron Pharmaceuticals, Inc. (a)	26,600	488,376

			1,751,146

Building Products - 1.8%	Gibraltar Industries, Inc.	25,800	308,052
	Griffon Corp. (a)	18,916	176,486
	Lennox International, Inc.	28,674	925,883
	NCI Building Systems, Inc. (a)	19,700	321,110
	Quanex Building Products Corp.	34,475	323,031
	Simpson Manufacturing Co., Inc.	15,500	430,280
	Universal Forest Products, Inc.	8,300	223,353

			2,708,195

Capital Markets - 1.5%	Greenhill & Co., Inc.	7,000	488,390
	Investment Technology Group, Inc. (a)	22,900	520,288
	LaBranche & Co., Inc. (a)	39,300	188,247
	optionsXpress Holdings, Inc.	12,900	172,344
	Piper Jaffray Cos. (a)	8,800	349,888
	SWS Group, Inc.	8,000	151,600
	Stifel Financial Corp. (a)	9,800	449,330
	TradeStation Group, Inc. (a)	8,600	55,470

			2,375,557

Chemicals - 1.9%	Arch Chemicals, Inc.	10,000	260,700
	Balchem Corp.	1,700	42,347
	Calgon Carbon Corp. (a)	24,800	380,928

See Notes to Financial Statements.	3

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	H.B. Fuller Co.	35,800	$576,738
	Huntsman Corp.	23,100	79,464
	NewMarket Corp.	4,800	167,568
	OM Group, Inc. (a)	13,600	287,096
	PolyOne Corp. (a)	98,100	309,015
	Quaker Chemical Corp.	3,200	52,640
	Rohm & Haas Co.	1,100	67,969
	Schulman A, Inc.	22,700	385,900
	Stepan Co.	3,200	150,368
	Zep, Inc.	9,600	185,376

			2,946,109

Commercial Banks - 7.2%	Boston Private Financial Holdings, Inc.	20,300	138,852
	Cascade Bancorp	9,100	61,425
	Central Pacific Financial Corp.	12,300	123,492
	Columbia Banking System, Inc.	5,900	70,387
	Community Bank System, Inc.	17,700	431,703
	East-West Bancorp, Inc.	28,220	450,673
	First BanCorp, Puerto Rico	30,300	337,542
	First Commonwealth Financial Corp.	39,000	482,820
	First Financial Bancorp	20,000	247,800
	First Financial Bankshares, Inc.	8,200	452,722
	First Midwest Bancorp, Inc.	17,700	353,469
	Glacier Bancorp, Inc.	22,400	426,048
	Hancock Holding Co.	8,800	400,048
	Hanmi Financial Corp.	55,500	114,330
	Home Bancshares, Inc.	6,000	161,700
	Independent Bank Corp.	6,700	175,272
	Nara Bancorp, Inc.	6,600	64,878
	National Penn Bancshares, Inc.	30,100	436,751
	Old National Bancorp	33,900	615,624
	PrivateBancorp, Inc.	9,750	316,485
	Prosperity Bancshares, Inc.	15,600	461,604
	Provident Bankshares Corp.	14,900	143,934
	Royal Bank of Canada	2,007	59,528
	S&T Bancorp, Inc.	10,500	372,750
	Signature Bank (a)	12,800	367,232
	The South Financial Group, Inc.	32,400	139,968
	Sterling Bancorp	4,700	65,941
	Sterling Bancshares, Inc.	27,300	165,984
	Sterling Financial Corp.	11,716	103,101
	Susquehanna Bancshares, Inc.	33,200	528,212
	Tompkins Trustco, Inc.	2,800	162,260
	UCBH Holdings, Inc.	35,200	242,176
	UMB Financial Corp.	14,600	717,444
	Umpqua Holdings Corp.	26,100	377,667
	United Bankshares, Inc.	14,500	481,690
	United Community Banks, Inc.	12,100	164,318

See Notes to Financial Statements.	4

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Whitney Holding Corp.	26,900	$430,131
	Wilshire Bancorp, Inc.	17,400	157,992
	Wintrust Financial Corp.	8,900	183,073

			11,187,026

Commercial Services & Supplies - 1.9%	ABM Industries, Inc.	18,200	346,710
	ATC Technology Corp. (a)	11,050	161,662
	The Brink’s Co.	3,100	83,328
	G&K Services, Inc. Class A	17,800	359,916
	The Geo Group, Inc. (a)	15,400	277,662
	Healthcare Services Group, Inc.	7,700	122,661
	Interface, Inc. Class A	800	3,712
	Mobile Mini, Inc. (a)	5,500	79,310
	SYKES Enterprises, Inc. (a)	14,800	282,976
	Tetra Tech, Inc. (a)	20,000	483,000
	United Stationers, Inc. (a)	16,100	539,189
	Viad Corp.	8,100	200,394

			2,940,520

Communications Equipment - 1.9%	Arris Group, Inc. (a)	35,801	284,618
	Bel Fuse, Inc.	4,000	84,800
	Black Box Corp.	14,200	370,904
	Blue Coat Systems, Inc. (a)	14,500	121,800
	Comtech Telecommunications Corp. (a)	11,000	504,020
	Digi International, Inc. (a)	11,200	90,832
	EMS Technologies, Inc. (a)	6,900	178,503
	Harmonic, Inc. (a)	38,200	214,302
	NETGEAR, Inc. (a)	3,200	36,512
	PC-Tel, Inc.	36,900	242,433
	Symmetricom, Inc. (a)	62,400	246,480
	Tekelec (a)	29,300	390,862
	Tollgrade Communications, Inc. (a)	8,100	38,718
	Viasat, Inc. (a)	4,900	117,992

			2,922,776

Computers & Peripherals - 1.0%	Adaptec, Inc. (a)	102,500	338,250
	Avid Technology, Inc. (a)	12,533	136,735
	Intermec, Inc. (a)	44,000	584,320
	Novatel Wireless, Inc. (a)	59,400	275,616
	Synaptics, Inc. (a)	13,600	225,216

			1,560,137

Construction & Engineering - 0.6%	EMCOR Group, Inc. (a)	36,800	825,424
	Insituform Technologies, Inc. Class A (a)	5,100	100,419

			925,843

Construction Materials - 0.3%	Eagle Materials, Inc.	12,800	235,648
	Headwaters, Inc. (a)	1,400	9,450
	Texas Industries, Inc.	8,500	293,250

			538,348

See Notes to Financial Statements.	5

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Finance - 0.6%	Cash America International, Inc.	15,600	$426,660
	First Cash Financial Services, Inc. (a)	15,400	293,524
	Rewards Network, Inc. (a)	20,600	53,354
	World Acceptance Corp. (a)	10,800	213,408

			986,946

Containers & Packaging - 0.4%	Myers Industries, Inc.	12,940	103,520
	Rock-Tenn Co. Class A	17,000	581,060

			684,580

Distributors - 0.0%	Audiovox Corp. Class A (a)	8,100	40,581

Diversified Consumer Services - 0.9%	Brink’s Home Security Holdings, Inc. (a)	7,700	168,784
	CPI Corp.	2,600	9,100
	Capella Education Co. (a)	3,900	229,164
	Coinstar, Inc. (a)	4,600	89,746
	Hillenbrand, Inc.	30,650	511,242
	Pre-Paid Legal Services, Inc. (a)	2,700	100,683
	Universal Technical Institute, Inc. (a)	19,400	333,098

			1,441,817

Diversified Financial Services - 0.3%	Financial Federal Corp.	8,300	193,141
	Portfolio Recovery Associates, Inc. (a)	5,800	196,272

			389,413

Diversified Telecommunication Services - 0.2%	General Communication, Inc. Class A (a)	20,500	165,845
	Shenandoah Telecom Co.	5,800	162,690

			328,535

Electric Utilities - 0.8%	Allete, Inc.	4,200	135,534
	Cleco Corp.	16,100	367,563
	El Paso Electric Co. (a)	12,100	218,889
	UIL Holdings Corp.	12,500	375,375
	Unisource Energy Corp.	7,200	211,392

			1,308,753

Electrical Equipment - 1.6%	II-VI, Inc. (a)	10,900	208,081
	A.O. Smith Corp.	9,000	265,680
	Acuity Brands, Inc.	18,000	628,380
	Baldor Electric Co.	12,800	228,480
	Belden, Inc.	13,900	290,232
	Brady Corp.	17,100	409,545
	Magnetek, Inc. (a)	6,700	16,080
	Regal-Beloit Corp.	13,500	512,865
	SunPower Corp. Class B (a)	1	30

			2,559,373

Electronic Equipment & Instruments - 3.8%	Agilysys, Inc.	13,800	59,202
	Anixter International, Inc. (a)	19,300	581,316
	Bell Microproducts, Inc. (a)	900	540
	Benchmark Electronics, Inc. (a)	45,650	582,951
	CTS Corp.	15,300	84,303
	Checkpoint Systems, Inc. (a)	3,900	38,376
	Cognex Corp.	31,200	461,760

See Notes to Financial Statements.	6

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Daktronics, Inc.	33,600	$314,496
	Faro Technologies, Inc. (a)	6,000	101,160
	Gerber Scientific, Inc. (a)	41,900	214,109
	Insight Enterprises, Inc. (a)	18,500	127,650
	Itron, Inc. (a)	15,168	966,808
	Keithley Instruments, Inc.	1,200	4,380
	Littelfuse, Inc. (a)	8,300	137,780
	LoJack Corp. (a)	3,300	13,596
	MTS Systems Corp.	6,500	173,160
	Mercury Computer Systems, Inc. (a)	37,400	235,994
	Methode Electronics, Inc.	16,900	113,906
	Park Electrochemical Corp.	9,200	174,432
	Plexus Corp. (a)	20,400	345,780
	Radisys Corp. (a)	10,200	56,406
	Rogers Corp. (a)	12,800	355,456
	SYNNEX Corp. (a)	10,600	120,098
	ScanSource, Inc. (a)	21,400	412,378
	TTM Technologies, Inc. (a)	50,900	265,189

			5,941,226

Energy Equipment & Services - 2.3%	Atwood Oceanics, Inc. (a)	26,500	404,920
	Basic Energy Services, Inc. (a)	23,600	307,744
	Bristow Group, Inc. (a)	6,500	174,135
	CARBO Ceramics, Inc.	3,800	135,014
	Dril-Quip, Inc. (a)	13,300	272,783
	Gulf Island Fabrication, Inc.	18,900	272,349
	Hornbeck Offshore Services, Inc. (a)	1,800	29,412
	ION Geophysical Corp. (a)	47,200	161,896
	Lufkin Industries, Inc.	7,100	244,950
	Matrix Service Co. (a)	31,100	238,537
	Oil States International, Inc. (a)	31,300	584,997
	Pioneer Drilling Co. (a)	26,200	145,934
	Precision Drilling Trust	12	101
	SEACOR Holdings, Inc. (a)	8,400	559,860
	Tetra Technologies, Inc. (a)	6,950	33,777

			3,566,409

Food & Staples Retailing - 1.2%	The Andersons, Inc.	7,300	120,304
	Casey’s General Stores, Inc.	27,800	633,006
	Nash Finch Co.	10,900	489,301
	Spartan Stores, Inc.	17,300	402,225
	United Natural Foods, Inc. (a)	10,500	187,110

			1,831,946

Food Products - 1.0%	American Italian Pasta Co. Class A (a)	1,400	31,276
	Cal-Maine Foods, Inc.	4,700	134,890
	Corn Products International, Inc.	4,800	138,480
	Darling International, Inc. (a)	36,274	199,144
	Diamond Foods, Inc.	6,200	124,930
	Green Mountain Coffee Roasters, Inc. (a)	3,800	147,060

See Notes to Financial Statements.	7

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hain Celestial Group, Inc. (a)	9,900	$188,991
	Lance, Inc.	12,600	289,044
	Sanderson Farms, Inc.	3,600	124,416
	TreeHouse Foods, Inc. (a)	7,700	209,748

			1,587,979

Gas Utilities - 3.5%	Atmos Energy Corp.	39,500	936,150
	The Laclede Group, Inc.	9,000	421,560
	New Jersey Resources Corp.	26,450	1,040,808
	Northwest Natural Gas Co.	18,200	804,986
	Piedmont Natural Gas Co.	31,300	991,271
	South Jersey Industries, Inc.	21,200	844,820
	Southwest Gas Corp.	17,900	451,438

			5,491,033

Health Care Equipment & Supplies - 4.4%	Abaxis, Inc. (a)	7,100	113,813
	American Medical Systems Holdings, Inc. (a)	52,100	468,379
	Analogic Corp.	5,300	144,584
	ArthroCare Corp. (a)	2,800	13,356
	CONMED Corp. (a)	11,700	280,098
	The Cooper Cos., Inc.	10,479	171,856
	Cyberonics, Inc. (a)	20,900	346,313
	Datascope Corp.	17,500	914,200
	Greatbatch, Inc. (a)	9,200	243,432
	Haemonetics Corp. (a)	10,600	598,900
	ICU Medical, Inc. (a)	4,800	159,072
	Immucor, Inc. (a)	24,725	657,191
	Integra LifeSciences Holdings Corp. (a)	4,100	145,837
	Invacare Corp.	26,400	409,728
	Kensey Nash Corp. (a)	15,200	295,032
	Mentor Corp.	24,000	742,320
	Meridian Bioscience, Inc.	11,515	293,287
	Merit Medical Systems, Inc. (a)	11,100	199,023
	Natus Medical, Inc. (a)	10,700	138,565
	Osteotech, Inc. (a)	14,500	24,505
	Palomar Medical Technologies, Inc. (a)	8,000	92,240
	SurModics, Inc. (a)	1,400	35,378
	Theragenics Corp. (a)	38,500	45,045
	West Pharmaceutical Services, Inc.	9,500	358,815
	Zoll Medical Corp. (a)	2,100	39,669

			6,930,638

Health Care Providers & Services - 6.4%	AMERIGROUP Corp. (a)	29,900	882,648
	AMN Healthcare Services, Inc. (a)	21,100	178,506
	Amedisys, Inc. (a)	8,500	351,390
	Amsurg Corp. (a)	12,700	296,418
	Catalyst Health Solutions, Inc. (a)	15,900	387,165
	Centene Corp. (a)	29,100	573,561
	Chemed Corp.	9,300	369,861

See Notes to Financial Statements.	8

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Corvel Corp. (a)	3,500	$76,930
	Cross Country Healthcare, Inc. (a)	11,400	100,206
	Gentiva Health Services, Inc. (a)	11,900	348,194
	HMS Holdings Corp. (a)	5,900	185,968
	HealthSpring, Inc. (a)	32,350	646,030
	Healthways, Inc. (a)	14,500	166,460
	inVentiv Health, Inc. (a)	3,000	34,620
	LCA-Vision, Inc.	1,200	4,932
	LHC Group, Inc. (a)	5,800	208,800
	Landauer, Inc.	7,600	557,080
	MWI Veterinary Supply, Inc. (a)	5,400	145,584
	Magellan Health Services, Inc. (a)	25,300	990,748
	MedCath Corp. (a)	26,600	277,704
	Molina Healthcare, Inc. (a)	15,740	277,181
	Odyssey HealthCare, Inc. (a)	12,000	111,000
	Owens & Minor, Inc.	25,400	956,310
	PSS World Medical, Inc. (a)	38,595	726,358
	Pediatrix Medical Group, Inc. (a)	20,300	643,510
	PharMerica Corp. (a)	13,500	211,545
	RehabCare Group, Inc. (a)	8,000	121,280
	Res-Care, Inc. (a)	11,600	174,232

			10,004,221

Health Care Technology - 0.4%	Eclipsys Corp. (a)	22,579	320,396
	Omnicell, Inc. (a)	2,900	35,409
	Phase Forward, Inc. (a)	17,300	216,596

			572,401

Hotels, Restaurants & Leisure - 2.4%	Buffalo Wild Wings, Inc. (a)	2,400	61,560
	CEC Entertainment, Inc. (a)	9,100	220,675
	CKE Restaurants, Inc.	42,900	372,372
	California Pizza Kitchen, Inc. (a)	10,900	116,848
	Cracker Barrel Old Country Store, Inc.	8,700	179,133
	DineEquity, Inc.	19,900	230,044
	Interval Leisure Group, Inc. (a)	16,200	87,318
	Jack in the Box, Inc. (a)	23,900	527,951
	Landry’s Restaurants, Inc.	7,571	87,824
	P.F. Chang’s China Bistro, Inc. (a)	3,600	75,384
	Panera Bread Co. Class A (a)	10,400	543,296
	Papa John’s International, Inc. (a)	7,900	145,597
	Peet’s Coffee & Tea, Inc. (a)	4,300	99,975
	Pinnacle Entertainment, Inc. (a)	7,100	54,528
	Ruby Tuesday, Inc. (a)	38,000	59,280
	Sonic Corp. (a)	14,500	176,465
	The Steak n Shake Co. (a)	12,000	71,400
	Texas Roadhouse, Inc. Class A (a)	5,000	38,750
	WMS Industries, Inc. (a)	22,450	603,905

			3,752,305

Household Durables - 0.5%	Bassett Furniture Industries, Inc.	9,500	31,825

See Notes to Financial Statements.	9

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ethan Allen Interiors, Inc.	3,100	$44,547
	La-Z-Boy, Inc.	31,500	68,355
	Meritage Homes Corp. (a)	3,800	46,246
	National Presto Industries, Inc.	5,400	415,800
	Russ Berrie & Co., Inc. (a)	10,100	29,997
	Skyline Corp.	2,100	41,979
	Standard-Pacific Corp. (a)	31,900	56,782
	Universal Electronics, Inc. (a)	4,700	76,234

			811,765

Household Products - 0.3%	Central Garden & Pet Co. Class A (a)	30,450	179,655
	WD-40 Co.	8,500	240,465

			420,120

IT Services - 1.3%	CACI International, Inc. Class A (a)	9,000	405,810
	CSG Systems International, Inc. (a)	14,200	248,074
	Ciber, Inc. (a)	63,800	306,878
	CyberSource Corp. (a)	19,400	232,606
	Forrester Research, Inc. (a)	11,800	332,878
	Gevity HR, Inc.	71,700	108,267
	Heartland Payment Systems, Inc.	2,400	42,000
	MAXIMUS, Inc.	8,100	284,391
	Startek, Inc. (a)	9,900	44,055
	Wright Express Corp. (a)	6,200	78,120

			2,083,079

Industrial Conglomerates - 0.1%	Standex International Corp.	4,300	85,312
	Tredegar Corp.	7,200	130,896

			216,208

Insurance - 3.4%	American Physicians Capital, Inc.	3,200	153,920
	Amerisafe, Inc. (a)	7,800	160,134
	Delphi Financial Group, Inc. Class A	22,850	421,354
	Infinity Property & Casualty Corp.	7,200	336,456
	National Financial Partners Corp.	4,300	13,072
	Nationwide Financial Services, Inc. Class A	6,700	349,807
	Navigators Group, Inc. (a)	4,500	247,095
	Presidential Life Corp.	16,000	158,240
	ProAssurance Corp. (a)	13,300	701,974
	RLI Corp.	9,100	556,556
	Reinsurance Group of America, Inc.	1,900	81,358
	Safety Insurance Group, Inc.	9,173	349,124
	Selective Insurance Group, Inc.	26,682	611,818
	Stewart Information Services Corp.	4,000	93,960
	Tower Group, Inc.	12,300	346,983
	United Fire & Casualty Co.	7,200	223,704
	Zenith National Insurance Corp.	15,150	478,286

			5,283,841

Internet & Catalog Retail - 0.7%	Blue Nile, Inc. (a)	1,200	29,388
	HSN, Inc. (a)	18,100	131,587
	Nutri/System, Inc.	11,500	167,785

See Notes to Financial Statements.	10

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PetMed Express, Inc. (a)	21,100	$371,993
	Stamps.com, Inc. (a)	10,500	103,215
	Ticketmaster Entertainment (a)	45,000	288,900

			1,092,868

Internet Software & Services - 1.1%	Bankrate, Inc. (a)	2,500	95,000
	DealerTrack Holdings, Inc. (a)	5,600	66,584
	InfoSpace, Inc.	12,400	93,620
	Interwoven, Inc. (a)	18,300	230,580
	j2 Global Communications, Inc. (a)	18,300	366,732
	The Knot, Inc. (a)	35,700	297,024
	Perficient, Inc. (a)	9,700	46,366
	United Online, Inc.	66,200	401,834
	Websense, Inc. (a)	9,700	145,209

			1,742,949

Leisure Equipment & Products - 0.8%	Arctic Cat, Inc.	15,100	72,329
	Brunswick Corp.	4,200	17,682
	Jakks Pacific, Inc. (a)	21,600	445,608
	Nautilus, Inc. (a)	45,900	101,439
	Polaris Industries, Inc.	8,800	252,120
	Pool Corp.	11,900	213,843
	RC2 Corp. (a)	6,200	66,154
	Sturm Ruger & Co., Inc. (a)	13,900	82,983

			1,252,158

Life Sciences Tools & Services - 0.4%	Dionex Corp. (a)	3,800	170,430
	Enzo Biochem, Inc. (a)	26	127
	Kendle International, Inc. (a)	13,200	339,504
	Parexel International Corp. (a)	7,600	73,796

			583,857

Machinery - 3.4%	Actuant Corp. Class A	23,200	441,264
	Albany International Corp. Class A	2,000	25,680
	Astec Industries, Inc. (a)	4,500	140,985
	Barnes Group, Inc.	8,700	126,150
	Briggs & Stratton Corp.	34,900	613,891
	CIRCOR International, Inc.	7,100	195,250
	Clarcor, Inc.	17,000	564,060
	EnPro Industries, Inc. (a)	2,500	53,850
	Gardner Denver, Inc. (a)	22,700	529,818
	John Bean Technologies Corp.	9,702	79,265
	Kaydon Corp.	10,458	359,232
	Lindsay Manufacturing Co.	1,900	60,401
	Lydall, Inc. (a)	11,600	66,700
	Mueller Industries, Inc.	16,500	413,820
	Robbins & Myers, Inc.	16,600	268,422
	Toro Co.	16,000	528,000
	Valmont Industries, Inc.	7,500	460,200
	Wabash National Corp.	55,000	247,500

See Notes to Financial Statements.	11

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Watts Water Technologies, Inc. Class A	7,100	$177,287

			5,351,775

Marine - 0.4%	Kirby Corp. (a)	25,000	684,000

Media - 0.3%	4Kids Entertainment, Inc. (a)	5,600	10,976
	AH Belo Corp.	8,300	18,094
	Ascent Media Corp. Class A (a)	7,600	165,984
	EW Scripps Co.	109,060	241,023

			436,077

Metals & Mining - 0.3%	A.M. Castle & Co.	8,500	92,055
	AMCOL International Corp.	9,000	188,550
	Century Aluminum Co. (a)	2,500	25,000
	Olympic Steel, Inc.	8,050	163,979
	RTI International Metals, Inc. (a)	1,400	20,034

			489,618

Multi-Utilities - 0.7%	Avista Corp.	26,200	507,756
	CH Energy Group, Inc.	7,800	400,842
	Puget Energy, Inc.	6,600	179,982

			1,088,580

Multiline Retail - 0.3%	Fred’s, Inc.	35,600	383,056
	Tuesday Morning Corp. (a)	26,700	43,521

			426,577

Oil, Gas & Consumable Fuels - 1.6%	Holly Corp.	19,500	355,485
	Penn Virginia Corp.	13,300	345,534
	Petroleum Development Corp. (a)	700	16,849
	Petroquest Energy, Inc. (a)	22,900	154,804
	St. Mary Land & Exploration Co.	29,200	593,052
	Stone Energy Corp. (a)	17,300	190,646
	Swift Energy Co. (a)	6,600	110,946
	World Fuel Services Corp.	17,600	651,200

			2,418,516

Paper & Forest Products - 0.6%	Buckeye Technologies, Inc. (a)	61,100	222,404
	Clearwater Paper Corp. (a)	7,500	62,925
	Deltic Timber Corp.	4,000	183,000
	Domtar Corp. (a)	40,300	67,301
	Pope & Talbot, Inc. (a)	100	0
	Wausau Paper Corp.	40,400	462,176

			997,806

Personal Products - 0.3%	Chattem, Inc. (a)	6,000	429,180
	Mannatech, Inc.	28,300	69,335

			498,515

Pharmaceuticals - 0.9%	Par Pharmaceutical Cos., Inc. (a)	17,100	229,311
	Salix Pharmaceuticals Ltd. (a)	40,800	360,264
	ViroPharma, Inc. (a)	49,300	641,886
	Warner Chilcott Ltd. (a)	11,102	160,979

			1,392,440

Professional Services - 1.5%	Administaff, Inc.	18,800	407,584
	CDI Corp.	6,200	80,228

See Notes to Financial Statements.	12

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Heidrick & Struggles International, Inc.	15,300	$329,562
	School Specialty, Inc. (a)	8,300	158,696
	TrueBlue, Inc. (a)	17,300	165,561
	Watson Wyatt Worldwide, Inc.	24,300	1,162,026

			2,303,657

Real Estate Investment Trusts (REITs) - 5.8%	Acadia Realty Trust	19,100	272,557
	BioMed Realty Trust, Inc.	43,200	506,304
	Cedar Shopping Centers, Inc.	15,600	110,448
	Colonial Properties Trust	30,800	256,564
	DiamondRock Hospitality Co.	53,200	269,724
	Eastgroup Properties, Inc.	9,900	352,242
	Entertainment Properties Trust	17,000	506,600
	Extra Space Storage, Inc.	31,600	326,112
	Franklin Street Properties Corp.	27,800	410,050
	Home Properties, Inc.	12,500	507,500
	Inland Real Estate Corp.	22,400	290,752
	Kilroy Realty Corp.	12,700	424,942
	Kite Realty Group Trust	29,700	165,132
	LTC Properties, Inc.	14,100	285,948
	LaSalle Hotel Properties	24,550	271,278
	Lexington Corporate Properties Trust	46,700	233,500
	Medical Properties Trust, Inc.	24,100	152,071
	Mid-America Apartment Communities, Inc.	10,600	393,896
	National Retail Properties, Inc.	30,200	519,138
	PS Business Parks, Inc.	5,800	259,028
	Parkway Properties, Inc.	10,900	196,200
	Pennsylvania Real Estate Investment Trust	29,000	216,050
	Post Properties, Inc.	20,400	336,600
	Senior Housing Properties Trust	47,210	846,010
	Sovran Self Storage, Inc.	8,300	298,800
	Tanger Factory Outlet Centers, Inc.	12,100	455,202
	Urstadt Biddle Properties, Inc. Class A	14,300	227,799

			9,090,447

Real Estate Management & Development - 0.0%	Forestar Group, Inc. (a)	2,000	19,040

Road & Rail - 1.3%	Arkansas Best Corp.	5,100	153,561
	Heartland Express, Inc.	22,333	351,968
	Knight Transportation, Inc.	23,200	373,984
	Landstar System, Inc.	22,800	876,204
	Old Dominion Freight Line, Inc. (a)	6,500	184,990

			1,940,707

Semiconductors & Semiconductor Equipment - 3.5%	ATMI, Inc. (a)	12,800	197,504
	Actel Corp. (a)	300	3,516
	Advanced Energy Industries, Inc. (a)	12,200	121,390
	Brooks Automation, Inc. (a)	32,214	187,163
	Cabot Microelectronics Corp. (a)	18,400	479,688

See Notes to Financial Statements.	13

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cohu, Inc.	17,800	$216,270
	Cymer, Inc. (a)	22,900	501,739
	Cypress Semiconductor Corp. (a)	60,300	269,541
	DSP Group, Inc. (a)	9,300	74,586
	Diodes, Inc. (a)	39,450	239,067
	FEI Co. (a)	8,900	167,854
	Hittite Microwave Corp. (a)	3,200	94,272
	Kopin Corp. (a)	29,900	60,996
	Kulicke & Soffa Industries, Inc. (a)	16,800	28,560
	MKS Instruments, Inc. (a)	20,200	298,758
	Micrel, Inc.	28,800	210,528
	Microsemi Corp. (a)	33,700	425,968
	Photronics, Inc. (a)	13,700	26,715
	Skyworks Solutions, Inc. (a)	105,000	581,700
	Standard Microsystems Corp. (a)	8,500	138,890
	Supertex, Inc. (a)	4,600	110,446
	TriQuint Semiconductor, Inc. (a)	14,085	48,452
	Ultratech, Inc. (a)	24,300	290,628
	Varian Semiconductor Equipment Associates, Inc. (a)	24,750	448,470
	Veeco Instruments, Inc. (a)	38,800	245,992

			5,468,693

Software - 2.9%	Blackbaud, Inc.	8,800	118,800
	Concur Technologies, Inc. (a)	14,400	472,608
	EPIQ Systems, Inc. (a)	26,150	436,966
	Epicor Software Corp. (a)	26,900	129,120
	Informatica Corp. (a)	51,100	701,603
	JDA Software Group, Inc. (a)	26,000	341,380
	Macrovision Solutions Corp. (a)	1,512	19,127
	Manhattan Associates, Inc. (a)	8,700	137,547
	Micros Systems, Inc. (a)	34,000	554,880
	NDS Group Plc (a)(b)	907	52,007
	Parametric Technology Corp. (a)	5,800	73,370
	Progress Software Corp. (a)	18,800	362,088
	Quality Systems, Inc.	4,600	200,652
	Radiant Systems, Inc. (a)	8,500	28,645
	SPSS, Inc. (a)	8,500	229,160
	Sonic Solutions, Inc. (a)	27,200	47,872
	THQ, Inc. (a)	1,800	7,542
	Take-Two Interactive Software, Inc. (a)	48,601	367,424
	Taleo Corp. Class A (a)	14,300	111,969
	Tyler Technologies, Inc. (a)	10,800	129,384

			4,522,144

Specialty Retail - 3.5%	Aaron Rents, Inc.	22,800	606,936
	Big 5 Sporting Goods Corp.	6,000	31,260
	Brown Shoe Co., Inc.	16,200	137,214
	The Buckle, Inc.	18,550	404,761
	The Cato Corp. Class A	24,950	376,745

See Notes to Financial Statements.	14

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Children’s Place Retail Stores, Inc. (a)	18,000	$390,240
	Christopher & Banks Corp.	16,050	89,880
	Dress Barn, Inc. (a)	17,700	190,098
	The Finish Line, Inc. Class A	50,800	284,480
	Genesco, Inc. (a)	7,500	126,900
	Gymboree Corp. (a)	7,200	187,848
	Haverty Furniture Cos., Inc.	29,700	277,101
	Hibbett Sports, Inc. (a)	4,900	76,979
	Hot Topic, Inc. (a)	19,400	179,838
	Jo-Ann Stores, Inc. (a)	300	4,647
	Jos. A. Bank Clothiers, Inc. (a)	3,025	79,104
	Men’s Wearhouse, Inc.	13,100	177,374
	Midas, Inc. (a)	3,700	38,813
	OfficeMax, Inc.	37,800	288,792
	The Pep Boys - Manny, Moe & Jack	65,700	271,341
	Sally Beauty Co., Inc. (a)	14,400	81,936
	Stage Stores, Inc.	14,525	119,831
	Stein Mart, Inc. (a)	11,900	13,447
	Tractor Supply Co. (a)	19,100	690,274
	Tween Brands, Inc. (a)	8,700	37,584
	Zale Corp. (a)	69,000	229,770

			5,393,193

Textiles, Apparel & Luxury Goods - 2.5%	Carter’s, Inc. (a)	33,800	650,988
	Deckers Outdoor Corp. (a)	5,500	439,285
	Fossil, Inc. (a)	21,300	355,710
	Iconix Brand Group, Inc. (a)	10,900	106,602
	K-Swiss, Inc. Class A	9,800	111,720
	Liz Claiborne, Inc.	25,200	65,520
	Maidenform Brands, Inc. (a)	24,900	252,735
	Movado Group, Inc.	6,200	58,218
	Oxford Industries, Inc.	31,100	272,747
	Perry Ellis International, Inc. (a)	35,800	226,972
	Quiksilver, Inc. (a)	152,200	280,048
	Skechers U.S.A., Inc. Class A (a)	12,800	164,096
	Unifirst Corp.	5,400	160,326
	Wolverine World Wide, Inc.	32,150	676,436

			3,821,403

Thrifts & Mortgage Finance - 0.6%	Bank Mutual Corp.	14,300	165,022
	BankAtlantic Bancorp, Inc.	20	116
	Brookline Bancorp, Inc.	21,000	223,650
	Dime Community Bancshares, Inc.	6,300	83,790
	Guaranty Financial Group, Inc. (a)	103,600	270,396
	TrustCo Bank Corp. NY	26,300	250,113

			993,087

Tobacco - 0.4%	Alliance One International, Inc. (a)	113,300	333,102
	UST, Inc.	4,600	319,148

			652,250

See Notes to Financial Statements.	15

Master Enhanced Small Cap Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Trading Companies & Distributors - 0.6%	Applied Industrial Technologies, Inc.	23,325	$441,309
	Kaman Corp. Class A	10,000	181,300
	Lawson Products, Inc.	700	15,995
	Watsco, Inc.	7,600	291,840

			930,444

Water Utilities - 0.0%	American States Water Co.	300	9,894

Wireless Telecommunication Services - 0.0%	Centennial Communications Corp. (a)	1,900	15,314

	Total Common Stocks - 93.5%		145,892,551

	Exchange-Traded Fund

	iShares S&P SmallCap 600 Index Fund (c)	49,802	2,191,288

	Total Exchange-Traded Fund - 1.4%		2,191,288

	Other Interests (d)	Beneficial Interest (000)

Wireless Telecommunication Services - 0.0%	Price Communications Corp. Liquidating Trust (e)	$ 12,600	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $173,555,188) - 94.9%		148,083,839

	Short-Term Securities

	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (f)(g)	7,872	7,872,276

	Total Short-Term Securities (Cost - $7,872,276) - 5.0%		7,872,276

	Total Investments (Cost - $181,427,464*) - 99.9%		155,956,115
	Other Assets Less Liabilities - 0.1%		169,955

	Net Assets - 100.0%		$156,126,070

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$189,459,909

Gross unrealized appreciation	$6,611,957
Gross unrealized depreciation	(40,115,751)

Net unrealized depreciation	$(33,503,794)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security, pledged as collateral in connection with open financial futures contracts.

(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)	Security is valued in accordance with the Series’ fair valuation policy.

(f)	Represents the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(8,829,264)	$223,966

See Notes to Financial Statements.	16

Master Enhanced Small Cap Series
Schedule of Investments December 31, 2008

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008, were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

198	Russell 2000 Index	March 2009	$9,225,138	$633,282

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$148,083,839	$633,282
Level 2	7,872,276	—
Level 3	—	—

Total	$155,956,115	$633,282

* Other financial instruments are futures.

See Notes to Financial Statements.	17

Master Enhanced Small Cap Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments at value- affiliated (cost - $173,555,188)	$148,083,839
Investments at value- unaffiliated (cost - $7,872,276)	7,872,276
Investments sold receivable	2,206,042
Margin variation receivable	270,579
Dividends receivable	209,757
Other assets	8,545
Prepaid expenses	5,344

Total assets	158,656,382

Liabilities:
Investments purchased payable	2,015,831
Bank overdraft	463,602
Other accrued expenses payable	40,762
Withdrawals payable from Investors	7,828
Investment advisory fees payable	1,223
Other affiliates payable	966
Officer’s and Directors’ fees payable	100

Total liabilities	2,530,312

Net Assets:
Net assets	$156,126,070

Net Assets Consist of:
Investors’ capital	$180,964,137
Net unrealized appreciation/depreciation	(24,838,067)

Net assets	$156,126,070

See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

Investment
Dividends	$2,748,718
Foreign withholding tax	(1,209)
Income — affiliated	223,966
Interest	11,928

Total income	2,983,403

Expenses:
Professional	50,678
Accounting services	49,040
Custodian	42,638
Investment advisory	20,747
Officer and Directors	19,165
Printing	5,497
Miscellaneous	8,377

Total expenses	196,142
Less fees paid indirectly	(1,412)

Total expenses after fees paid indirectly	194,730

Net investment income	2,788,673

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(28,059,682)
Futures	(5,620,088)
Short sales	56

(33,679,714)

Net change in unrealized appreciation/depreciation on:
Investments	(46,247,269)
Futures	208,400

(46,038,869)

Total realized and unrealized loss	(79,718,583)

Net Decrease in Net Assets Resulting from Operations	$(76,929,910)

See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations:
Net investment income	$2,788,673	$3,391,659
Net realized gain (loss)	(33,679,714)	17,511,277
Net change in unrealized appreciation/depreciation	(46,038,869)	(23,576,226)

Net decrease in net assets resulting from operations	(76,929,910)	(2,673,290)

Capital Transactions:
Proceeds from contributions	40,774,177	50,931,025
Fair value of withdrawals	(55,820,374)	(54,118,214)

Net decrease in net assets derived from capital transactions	(15,046,197)	(3,187,189)

Net Assets:
Total decrease in net assets	(91,976,107)	(5,860,479)
Beginning of year	248,102,177	253,962,656

End of year	$156,126,070	$248,102,177

See Notes to Financial Statements.

Master Enhanced Small Cap Series

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

	2008	2007	2006	2005	2004

Total Investment Return:
Total investment return	(32.88)%	(1.12)%	15.23%	7.45%	22.50%

Ratios to Average Net Assets:
Total expenses after fees paid indirectly	0.09%	0.07%	0.06%	0.07%	0.07%

Total expenses	0.09%	0.07%	0.06%	0.07%	0.07%

Net investment income	1.34%	1.28%	0.99%	1.10%	1.07%

Supplemental Data:
Net assets, end of year (000)	$156,126	$248,102	$253,963	$232,181	$221,765

Portfolio turnover	183%	158%	160%	121%	112%

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”,), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask is available the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value each business day. The Series values its investments in the BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).When determining the price for Fair Value Assets, the investment advisor and/or subadvisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts – The Series may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Short Sales: When the Series engages in a short sale, an amount equal to the proceeds received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequentially “marked to the market” to reflect the market value of the short sale. When the Series makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Series maintains a segregated account of securities as collateral for the short sales. The Series is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Series is required to repay the counterparty any dividends or interest received on the security sold short.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g. financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Series is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Series recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (‘Merrill Lynch”) and The PNC Financial Services

Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Advisor has entered into a contract with the Master LLC, on behalf of the Series, that provides that the investment advisory fee for the Series, when combined with the administrative fee of a certain feeder fund, will not exceed a specified amount. The combined advisory and administration fees for this Series did not exceed the specified amount, therefore no fees were waived.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $3,809 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are on the Statement of Operations as fees paid indirectly.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $4,267 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $371,304,784 and $381,763,405, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each cash, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement). The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock - Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors [1]
Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
40 East 52nd Street New York, NY 10022

1952

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

			34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

			34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors [1]
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Master LLC President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board of Directors.

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced Small Cap Series of Quantitative Master Series LLC	$ 30,300	$ 32,700	$ 0	$ 0	$ 5,800	$ 5,800	$ 0	$ 0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Enhanced Small Cap Series of Quantitative Master Series LLC	$ 410,800	$ 290,300

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: February 23, 2009